Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2017
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Bank Loans and Notes Payables

Note 17. Bank Loans and Notes Payables

In millions of mexican pesos	2018	2019	2020	2021	2022	2023 and Thereafter	Carrying Value December 31, 2017	Fair Value at December 31, 2017	Carrying Value December 31, 2016
Short-term debt:
Fixed rate debt:
Argentine pesos
Bank loans	106	—	—	—	—	—	106	107	644
Interest rate	22.40%	—	—	—	—	—	22.40%	—	31.98%
U.S. dollars				—	—	—
Bank loans	—	—	—	—	—	—	—	—	206
Interest rate	—	—	—	—	—	—	—	—	3.40%

Subtotal	106	—	—	—	—	—	106	107	850

Variable rate debt:
Colombian peso
Bank loans	1,951	—	—	—	—	—	1,951	1,949	723
Interest rate	7.28%	—	—	—	—	—	7.28%	—	9.14%

Subtotal	1,951	—	—	—	—	—	1,951	1,949	723

Short-term debt	2,057	—	—	—	—	—	2,057	2,056	1,573

Long-term debt:
Fixed rate debt:
Brazilian reais
Bank loans	319	220	152	92	78	73	934	957	508
Interest rate	5.78%	5.78%	5.78%	5.78%	5.78%	5.78%	5.78%	—	5.06%
Notes payable(2)	—	6,707	—	—	—	—	6,707	6,430	7,022
Interest rate	—	0.38%	—	—	—	—	0.38%	—	0.38%
U.S. dollars
Yankee Bond	8,774	—	9,844	—	—	29,425	48,043	51,938	61,703
Interest rate	2.38%	—	4.63%	—	—	4.43%	4.09%	—	3.78%
Notes payable
Interest rate
Colombian peso
Bank loans	728	—	—	—	—	—	728	741	758
Interest rate	9.63%	—	—	—	—	—	9.63%	—	9.63%
Mexican pesos
Senior notes	—	—	—	2,498	—	15,981	18,479	17,035	9,991
Interest rate	—	—	—	8.27%	—	6.74%	6.95%	—	6.16%

Subtotal	9,821	6,927	9,996	2,590	78	45,479	74,891	77,101	79,982

Variable rate debt:
U.S. dollars
Bank loans	—	—	—	4,032	—	—	4,032	4,313	4,218
Interest rate	—	—	—	2.12%	—	—	2.12%	—	1.60%

In millions of mexican pesos	2018	2019	2020	2021	2022	2023 and Thereafter	Carrying Value December 31, 2017	Fair Value at December 31, 2017	Carrying Value December 31, 2016
Mexican pesos
Senior notes	—	—	—	—	1,496	—	1,496	1,500	—
Interest rate	—	—	—	—	7.70%	—	7.70%	—	—
Argentine pesos
Bank Loans	—	—	—	—	—	—	—	—	40
Interest rate	—	—	—	—	—	—	—	—	27.84%
Brazilian reais
Bank Loans	283	284	229	66	7	—	869	883	1,864
Interest rate	8.50%	8.50%	8.50%	8.50%	8.50%	—	8.50%	—	5.49%
Notes payable	10	5	—	—	—	—	15	14	26
Interest rate	0.44%	0.44%	—	—	—	—	0.44%	—	0.44%
Colombian pesos
Bank Loans (3)	—	—	—	—	—	—	—	—	1,206
Interest rate	—	—	—	—	—	—	—	—	10.47%

Subtotal	293	289	229	4,098	1,503	—	6,412	6,710	7,354

Long-term debt	10,114	7,216	10,225	6,688	1,581	45,479	81,303	83,811	87,336
Current portion of long term debt	10,114	—	—	—	—	—	10,114	—	1,479

Long-term debt	—	7,216	10,225	6,688	1,581	45,479	71,189	83,811	85,857

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)	Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.
(3)	During 2017 a long term variable bank loan was refinanced for a 1-year term, therefore it was reclassified as short term variable bank loan.

For the years ended December 31, 2017, 2016 and 2015, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2017		2016		2015
Interest on debts and borrowings	Ps.	4,369	Ps.	4,099	Ps.	3,540
Capitalized interest		—		(32)		(60)
Finance charges for employee benefits		182		154		155
Derivative instruments		4,161		3,082		2,619
Finance operating charges		97		168		83

	Ps.	8,809	Ps.	7,471	Ps.	6,337

Coca-Cola FEMSA has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 2,500 (nominal amount) with a maturity date in 2021 and fixed interest rate of 8.27% and ii) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46% iii) Ps. 1,500 (nominal amount) with a maturity date in 2022 and floating interest rate of TIIE + 0.25% iv) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87% and b) registered with the SEC : i) Senior notes of US. $ 500 with interest at a fixed rate of 4.63% and maturity date on February 15, 2020, ii) Senior notes of US. $445 with interest at a fixed rate of 2.38% and maturity date on November 26, 2018, iii) Senior notes of US. $ 900 with interest at a fixed rate of 3.88% and maturity date on November 26, 2023 and iv) Senior notes of US. $ 600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by our subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”). In Note 27 we present supplemental guarantors consolidating financial information.

In August 18th, 2017, Coca-Cola FEMSA, partially prepaid US $555 of a dollar denominated bond due in 2018, reducing the outstanding Senior note to US $445 with interest at a fix rate of 2.38%

The Company has financing from different financial institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company was in compliance with all restrictions and covenants contained in its financing agreements.

17.1 Reconciliation of liabilities arising from financing activities.

			Cash flows				Non-cash flows
	Carrying Value at December 31, 2016		Repayments		Proceeds		Foreign Exchange movement		Translation Effect		Carrying Value at December 31, 2017
Short-term bank loans	Ps.	1,573	Ps.	(1,013)	Ps.	489	Ps.	—	Ps.	1,008	Ps.	2,057
Short-term notes payable		—		—		—		—		—		—

Total short-term from financing activities	Ps.	1,573	Ps.	(1,013)	Ps.	489	Ps.	—	Ps.	1,008	Ps.	2,057

Long-term bank loans		8,594		(2,264)		1,999		190		(1,956)		6,563
Long-term notes payable		78,742		(9,832)		10,000		4,015		(8,185)		74,740

Total long-term from financing activities	Ps.	87,336	Ps.	(12,096)	Ps.	11,999	Ps.	4,205	Ps.	(10,141)	Ps.	81,303

Current portion of long-term debt (1) (2)	Ps.	1,479		—		—		—		—	Ps.	10,114

Total from financing activities	Ps.	88,909	Ps.	(13,109)	Ps.	12,488	Ps.	4,205	Ps.	(9,133)	Ps.	83,360

(1)	Current portion of long term debt at December 31, 2016 includes: a) bank loans denominated in brazilian reais for an equivalent amount in Ps. 636, b) bank loans denominated in argentine pesos for an equivalent amount in Ps. 40, c) notes payable denominated in brazilian reais for an equivalent amount in Ps. 10 and d) bank loans denominated in colombian pesos for an equivalent amount in Ps. 793.

(2)	Current portion of long term debt at December 31, 2017 includes: a) bank loans denominated in brazilian reais for an equivalent amount in Ps. 602, b) senior notes denominated in US dollars for an equivalent amount in Ps. 8,774, c) notes payable denominated in brazilian reais for an equivalent amount in Ps. 10 and d) bank loans denominated in colombian pesos for an equivalent amount in Ps. 728.

			Cash flows				Non-cash flows
	Carrying Value at December 31, 2015		Repayments		Proceeds		Foreign Exchange movement		Translation Effect		Carrying Value at December 31, 2016
Short-term bank loans	Ps.	384	Ps.	—	Ps.	851	Ps.	—	Ps.	338	Ps.	1,573
Short-term notes payable		—		—		—		—		—		—

Total short-term from financing activities	Ps.	384	Ps.	—	Ps.	851	Ps.	—	Ps.	338	Ps.	1,573

Long-term bank loans		2,068		(1,988)		141		(50)		8,423		8,594
Long-term notes payable		63,818		(2,500)		7,048		10,346		30		78,742
Long-term lease liabilities		460		(460)		—		—		—		—

Total long-term from financing activities	Ps.	66,346	Ps.	(4,948)	Ps.	7,189	Ps.	10,296	Ps.	8,453	Ps.	87,336

Current portion of long-term debt (1) (2)	Ps.	3,086		—		—		—		—	Ps.	1,479

Total from financing activities	Ps.	66,730	Ps.	(4,948)	Ps.	8,040	Ps.	10,296	Ps.	8,791	Ps.	88,909

(1)	Current portion of long term debt at december 31, 2015 includes: a) bank loans denominated in brazilian reais for an equivalent amount in Ps. 177, b) bank loans denominated in argentine pesos for an equivalent amount in Ps. 100, c) leases denominated in brazilian reais for an equivalent amount in Ps. 67, d) bank loans denominated in colombian pesos for an equivalent amount in Ps. 246 and e) senior notes denominated in Ps. 2,496.
(2)	Current portion of long term debt at December 31, 2016 includes: a) bank loans denominated in brazilian reais for an equivalent amount in Ps. 636, b) bank loans denominated in argentine pesos for an equivalent amount in Ps. 40, c) notes payable denominated in brazilian reais for an equivalent amount in Ps. 10 and d) bank loans denominated in colombian pesos for an equivalent amount in Ps. 793.